MERRILL LYNCH
LATIN AMERICA
FUND, INC.



[FUND LOGO]
STRATEGIC
         Performance



Quarterly Report
August 31, 1997



Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other in-formation herein are as dated and are subject to change.



Merrill Lynch
Latin America
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                               #16140 -- 8/97



[RECYCLE LOGO]
Printed on post-consumer recycled paper





[GRAPHIC MAP CHART OMITTED: ASSET ALLOCATION]

Asset Allocation
As a Percentage* of
Net Assets as of
August 31, 1997

A map illustrating the following percentages:

MEXICO                                  29.2%
VENEZUELA                                7.0%
COLOMBIA                                 1.8%
PERU                                     2.4%
BRAZIL                                  39.6%
ARGENTINA                               11.3%
CHILE                                    4.0%

* Total may not equal 100% and does not include short-term securities.




               Merrill Lynch Latin America Fund, Inc., August 31, 1997


DEAR SHAREHOLDER

During the three-month period ended August 31, 1997, total returns for Merrill Lynch Latin America Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +3.77%, +3.54%, +3.55% and +3.72%, respectively. (Investment results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 4 - 6 of this report to shareholders.) The unmanaged Morgan Stanley Capital International Latin America Free Index rose 3.68%, and the unmanaged J.P. Morgan Latin Brady Bond Index rose 6.00% during the same period. Beneficial to the Fund's performance were its overweighted positions in Mexico and Venezuela, whose markets rose 18.11% and 26.11%, respectively. Detrimental to performance was the Fund's lack of exposure to Brady Bonds.

Investment Overview
The Latin American stock markets continued the good performance that began during the May quarter. Many of the same factors at play during the first half of the year remained intact. These factors included improving economic fundamentals (especially in Argentina, Peru and Mexico), declining interest rates (in Mexico, Colombia and Chile), increased funds flows and reasonable stock valuations. During the August quarter, we added to our investments in all of the Latin American markets, but particularly those in Venezuela, Mexico and Argentina.

Many of the markets in the region were negatively affected by investor concerns about a rise in US interest rates and an increase in inflation. While many Latin American markets got off to a slow start, they rapidly made up for lost ground toward the end of the August quarter. Venezuela was the best-performing market during the August quarter, appreciating by 26.11%. In May, when petroleum prices rose and there was general evidence of an improvement in inflation in the country, the market began to forge ahead. Investor enthusiasm was further encouraged by the successful passage of the severance pay reform bill by congress, the opening of marginal oil fields to outside investors, and legislation for the privatization of Sidor, one of the state-owned steel companies. We increased our holdings in the Venezuelan telecommunications operator, Compania Anonima Nacional Telefonos de Venezuela (CANTV), as well as the large private-sector electric utility, C.A. La Electricidad de Caracas S.A.I.C.A. -- S.A.C.A.

The Mexican stock market also continued to be strong during the three-month period ended August 31, 1997, appreciating by 18.11%. Although concerns about rising US interest rates sporadically had a negative impact on this market, in general the market moved forward on very encouraging news about the Mexican economic recovery. Strong gross domestic product (GDP) numbers, combined with a declining interest rate trend and a stable peso, have helped this market throughout 1997. On the political front, the orderly elections held at the beginning of July marked Mexico's continued progress toward political liberalization. We increased our holdings in the media company Grupo Televisa, S.A. de C.V., believing that the improvement in the retail sector would lead to increased advertising revenues and hence higher revenues for Televisa.

The Argentine market rose by 6.69% during the August quarter. Macroeconomic developments continued to be the main market drivers. Strong industrial production figures and upward GDP revisions have helped boost investor confidence in the market. Furthermore, as the outlook for a further rise in US interest rates became more benign, stock prices benefited. Our largest holding in Argentina is Yacimientos Petroliferos Fiscales S.A. (YPF), the large petroleum/natural gas conglomerate, which is also one of the most liquid stocks on the Argentine stock exchange.

The Peruvian market declined by 7.50% during the August quarter. Growing concerns about adverse weather conditions as a result of El Nino and political tensions surrounding President Fujimori have negatively affected the market. One of our key holdings in Peru is Compania de Minas Buenaventura S.A., a mining company with significant gold reserves.

Having shown exceptionally strong performance from the beginning of the year, the Brazilian market declined 4.07% as investors began to focus more on the current account deficit and similar problems in certain Asian markets, notably Thailand. Amidst these concerns, both foreign and domestic investors preferred to remain on the sidelines, and the huge inflows from US mutual funds slowed. Our largest holding in Brazil continues to be Telecomunicacoes Brasileiras S.A. (Telebras), the telecommunications holding company.

The Chilean market declined 1.43% during the quarter. The sharpest decline, -5.37%, occurred in August. With poor trade figures reported during the August quarter, the outlook for further interest rate cuts by the central bank waned.

In Conclusion
We are optimistic about the long-term prospects for stocks in the emerging markets, and particularly in Latin America. However, as a reminder to investors, despite the performance of the Latin American markets during the August quarter, these markets and all emerging markets remain volatile. We appreciate your ongoing interest in Merrill Lynch Latin America Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming annual report to shareholders.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/GRACE PINEDA
Grace Pineda
Vice President and Portfolio Manager

September 24, 1997



OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Grace Pineda, Vice President and Portfolio Manager
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

[bullet] Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

[bullet] Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

[bullet] Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

[bullet] Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.





Performance
Summary --
Class A Shares

                                 Net Asset Value             Capital Gains
Period Covered              Beginning        Ending           Distributed           Dividends Paid*           % Change**
10/21/94 -- 12/31/94         $18.22          $13.67             $0.396                  $0.118                 -22.63%
1995                          13.67           10.41                --                      --                  -23.85
1996                          10.41           12.64                --                    0.435                 +25.65
1/1/97 -- 8/31/97             12.64           16.79                --                      --                  +32.83
                                                          Total $0.396            Total $0.553
                                                                        Cumulative total return as of 8/31/97:  -1.67%**
*  Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.






Performance
Summary --
Class B Shares

                                 Net Asset Value             Capital Gains
Period Covered              Beginning        Ending           Distributed           Dividends Paid*           % Change**
9/27/91 -- 12/31/91          $10.00          $10.32                --                   $0.098                 + 4.22%
1992                          10.32           10.22                --                    0.227                 + 1.34
1993                          10.22           16.61                --                    0.048                 +63.05
1994                          16.61           13.55             $0.396                   0.118                 -15.86
1995                          13.55           10.21                --                      --                  -24.65
1996                          10.21           12.39                --                    0.297                 +24.29
1/1/97 -- 8/31/97             12.39           16.36                --                      --                  +32.04
                                                          Total $0.396            Total $0.788
                                                                       Cumulative total return as of 8/31/97:  +79.19%**
*  Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.






Performance
Summary --
Class C Shares

                                 Net Asset Value             Capital Gains
Period Covered              Beginning        Ending           Distributed           Dividends Paid*           % Change**
10/21/94 -- 12/31/94         $18.10          $13.55             $0.396                  $0.118                 -22.78%
1995                          13.55           10.21                --                      --                  -24.65
1996                          10.21           12.37                --                    0.316                 +24.28
1/1/97 -- 8/31/97             12.37           16.33                --                      --                  +32.01
                                                          Total $0.396            Total $0.434
                                                                        Cumulative total return as of 8/31/97:  -4.54%**
*  Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.






Performance
Summary --
Class D Shares


                                 Net Asset Value             Capital Gains
Period Covered              Beginning        Ending           Distributed           Dividends Paid*           % Change**
9/27/91 -- 12/31/91          $10.00          $10.31                --                   $0.125                 + 4.40%
1992                          10.31           10.19                --                    0.326                 + 2.15
1993                          10.19           16.62                --                    0.108                 +64.27
1994                          16.62           13.66             $0.396                   0.118                 -15.24
1995                          13.66           10.38                --                      --                  -24.01
1996                          10.38           12.61                --                    0.401                 +25.39
1/1/97 -- 8/31/97             12.61           16.72                --                      --                  +32.59
                                                          Total $0.396            Total $1.078
                                                                       Cumulative total return as of 8/31/97:  +87.60%**
*  Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.






Recent
Performance
Results*


                                                                                     12 Month       3 Month
                                          8/31/97        5/31/97       8/31/96       % Change       % Change
Class A Shares                            $16.79         $16.18        $12.75         +31.69%         +3.77%
Class B Shares                             16.36          15.80         12.42         +31.72          +3.54
Class C Shares                             16.33          15.77         12.42         +31.48          +3.55
Class D Shares                             16.72          16.12         12.70         +31.65          +3.72
Class A Shares - Total Return                                                         +36.27(1)       +3.77
Class B Shares - Total Return                                                         +34.92(2)       +3.54
Class C Shares - Total Return                                                         +34.87(3)       +3.55
Class D Shares - Total Return                                                         +35.89(4)       +3.72

*   Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1) Percent change includes reinvestment of $0.435 per share ordinary income dividends.
(2) Percent change includes reinvestment of $0.297 per share ordinary income dividends.
(3) Percent change includes reinvestment of $0.316 per share ordinary income dividends.
(4) Percent change includes reinvestment of $0.401 per share ordinary income dividends.




Average Annual
Total Return

                          % Return Without               % Return With
                            Sales Charge                 Sales Charge**
Class A Shares*
Year Ended 6/30/97            +43.26%                       +35.74%
Inception (10/21/94)
through 6/30/97               + 1.15                        - 0.85

*  Maximum sales charge is 5.25%.
** Assuming maximum sales charge.


                             % Return                      % Return
                           Without CDSC                   With CDSC**
Class B Shares*
Year Ended 6/30/97            +41.79%                       +37.79%
Five Years Ended 6/30/97      +12.11                        +12.11
Inception (9/27/91)
through 6/30/97               +11.61                        +11.61

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.


                             % Return                      % Return
                           Without CDSC                   With CDSC**
Class C Shares*
Year Ended 6/30/97            +41.76%                       +40.76%
Inception (10/21/94)
through 6/30/97               + 0.09                        + 0.09

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.


                         % Return Without                % Return With
                          Sales Charge                   Sales Charge**
Class D Shares*
Year Ended 6/30/97            +42.89%                       +35.39%
Five Years Ended 6/30/97      +13.00                        +11.78
Inception (9/27/91)
through 6/30/97               +12.48                        +11.43

*  Maximum sales charge is 5.25%.
** Assuming maximum sales charge.



                                                                       Merrill Lynch Latin America Fund, Inc., August 31, 1997

CONSOLIDATED SCHEDULE OF INVESTMENTS                                                                            (in US dollars)

                                                                                                                   Percent of
COUNTRY            Industries              Shares Held        Long-Term Investments         Cost        Value      Net Assets

Argentina          Banking                 82,847     Banco de Galicia y
                                                      Buenos Aires S.A. (ADR)(1)        $1,010,375    $2,454,342      0.3%
                                          230,868     Banco Frances del Rio de la
                                                      Plata S.A. (ADR)(1)                4,655,398     7,560,927      0.8
                                          126,900     Bansud S.A. (Class B)              1,519,435     1,865,803      0.2
                                                                                      ------------  ------------  -------
                                                                                         7,185,208    11,881,072      1.3

                   Merchandising          547,144     Grimoldi S.A. (Class B)            3,174,556     1,915,387      0.2

                   Multi-Industry       2,278,251     Compania Naviera Perez
                                                      Companc S.A.C.F.I.M.F.A.          10,734,550    18,184,080      2.0

                   Oil & Gas Producers  1,299,563     Yacimientos Petroliferos
                                                      Fiscales S.A. (YPF)(ADR)(1)       35,874,822    42,317,020      4.6

                   Real Estate          1,166,915     Inversiones y Representaciones
                                                      S.A. (IRSA)                        3,126,377     5,135,453      0.6
                                          126,741     Inversiones y Representaciones
                                                      S.A. (IRSA)(GDR)(2)                3,522,249     5,632,053      0.6
                                                                                      ------------  ------------  -------
                                                                                         6,648,626    10,767,506      1.2

                   Telecommunications     207,500     Nortel Inversora S.A. (ADR)(1)     5,976,000     5,835,938      0.6
                                          149,632     Telecom Argentina Stet --
                                                      France Telecom S.A. (GDR)(2)       3,179,182     4,133,584      0.4
                                          201,994     Telefonica de Argentina S.A.
                                                      (ADR)(1)                           6,083,565     7,006,667      0.8
                                          525,000     Telefonica de Argentina S.A.
                                                      (Class B)                          1,497,352     1,837,868      0.2
                                                                                      ------------  ------------  -------
                                                                                        16,736,099    18,814,057      2.0
                                                                                      ------------  ------------  -------

                                                      Total Long-Term Investments
                                                      in Argentina                      80,353,861   103,879,122     11.3
                                                                                      ============  ============  =======

Brazil             Banking         2,153,490,217      Banco Bradesco S.A.
                                                      (Preferred)                       12,275,266    21,300,206      2.3
                                      23,890,650      Banco Itau S.A. (Preferred)        6,086,413    13,696,810      1.5
                                                                                      ------------  ------------  -------
                                                                                        18,361,679    34,997,016      3.8

                   Beverages &
                   Tobacco            37,062,732      Companhia Cervejaria Brahma
                                                      S.A. PN (Preferred)               17,498,217    24,846,524      2.7
                                          27,200      Companhia Cervejaria Brahma
                                                      S.A. PN (Preferred) (ADR)(1)         397,933       368,900      0.1
                                                                                      ------------  ------------  -------
                                                                                        17,896,150    25,215,424      2.8

                   Diversified         1,077,100      Souza Cruz S.A.                    8,102,911    10,150,526      1.1

                   Energy Sources      1,308,766      Companhia Paranaense de
                                                      Energia S.A. (Copel) (ADR)(1)     23,557,788    18,813,511      2.0
                                     151,267,034      Petroleo Brasileiro S.A.
                                                      (Preferred)                       31,558,884    36,297,716      4.0
                                                                                      ------------  ------------  -------
                                                                                        55,116,672    55,111,227      6.0

                   Food & Household
                   Products              414,600      Latas de Aluminio S.A. (GDR)(2)    6,645,182     4,560,600      0.5

                   Forest Products   288,086,000      Votorantim Celulose e Papel
                                                      S.A. (Preferred)                   7,636,997     7,677,720      0.8

                   Machinery &
                   Engineering         8,848,000      Weg Exportadora S.A. (Preferred)   5,385,285     7,194,115      0.8

                   Metals & Steel        546,221      Companhia de Vale do Rio Doce
                                                      S.A. (Preferred)                  11,274,750    12,706,304      1.4
                                     703,497,000      Companhia Siderurgica de
                                                      Tubarao S.A. 'B' (Preferred)      11,137,437    11,790,453      1.3
                                     308,069,000      Companhia Siderurgica Nacional
                                                      S.A. -- CSN                        8,382,511    10,439,191      1.1
                                       1,533,774      Usinas Siderurgicas de Minas
                                                      Gerais S.A. -- Usiminas
                                                      (Preferred)                       16,584,635    15,591,988      1.7
                                                                                      ------------  ------------  -------
                                                                                        47,379,333    50,527,936      5.5

                   Retail                146,000      Companhia Brasileira de
                                                      Distribuicao Grupo Pao de
                                                      Acucar S.A. (ADR)(1)               2,989,085     2,993,000      0.3
                                      89,000,000      Lojas Arapua S.A. (Preferred)      1,615,793       758,036      0.1
                                                                                      ------------  ------------  -------
                                                                                         4,604,878     3,751,036      0.4

                   Telecommunications    172,000      Multicanal Participacoes S.A.
                                                      (ADR)(1)                           2,408,000     1,784,500      0.2
                                         406,699      Telecomunicacoes Brasileiras
                                                      S.A. -- Telebras (ADR)(1)         57,066,934    47,990,482      5.2
                                     164,157,454      Telecomunicacoes Brasileiras
                                                      S.A. -- Telebras (Ordinary)       10,546,082    17,589,910      1.9
                                         696,776      Telecomunicacoes de Minas
                                                      Gerais S.A. -- TELEMIG
                                                      (Class B) (Preferred)                 99,475       108,482      0.0
                                       3,265,379      Telecomunicacoes de Sao Paulo
                                                      S.A. -- TELESP                       524,948       861,278      0.1
                                                                                      ------------  ------------  -------
                                                                                        70,645,439    68,334,652      7.4

                   Textiles &
                   Apparel            19,091,093      Companhia de Tecidos Norte de
                                                      Minas S.A. (Preferred)             8,349,721     6,644,029      0.7
                                      19,351,093      Empresa Nacional de Comercio
                                                      S.A.                                       0            18      0.0
                                                                                      ------------  ------------  -------
                                                                                         8,349,721     6,644,047      0.7

                   Utilities          26,673,201      Centrais Eletricas Brasileiras
                                                      S.A. (Eletrobras)                 13,599,173    11,359,134      1.2
                                          74,917      Centrais Eletricas de Santa
                                                      Catarina S.A. (CELESC) (ADR)(1)    6,026,323     9,467,561      1.0
                                         995,199      Centrais Eletricas de Santa
                                                      Catarina S.A. (CELESC) 'B'
                                                      (Preferred)                          440,401     1,330,699      0.2
                                          28,470      Companhia Energetica de Minas
                                                      Gerais S.A. (CEMIG) (ADR)(1)         638,750     1,259,798      0.1
                                          50,573      Companhia Energetica de Minas
                                                      Gerais S.A. (CEMIG) (ADR)(1)       1,086,614     2,273,939      0.3
                                     227,010,000      Companhia Energetica de Minas
                                                      Gerais S.A. (CEMIG) (Preferred)    6,166,861    10,187,279      1.1
                                     134,944,712      Companhia Paulista de Forca e
                                                      Luz S.A.                           7,892,758    23,234,367      2.5
                                       1,005,419      Companhia Paulista de Forca e
                                                      Luz S.A. (Preferred)                  84,733       162,060      0.0
                                         288,000      Globex Utilidades S.A.
                                                      (Preferred)                        5,061,120     3,428,885      0.4
                                      31,023,766      Light Participacoes S.A.           3,926,938    11,620,771      1.3
                                                                                      ------------  ------------  -------
                                                                                        44,923,671    74,324,493      8.1

                   Utilities --
                   Electric        1,143,900,000      Companhia Energetica do Ceara
                                                      S.A. (Preferred)                   4,912,770     5,342,879      0.6
                                          55,000      Espirito Santo Centrais
                                                      Eletricas S.A. (Escelsa)           9,896,967     9,923,574      1.1
                                                                                      ------------  ------------  -------
                                                                                        14,809,737    15,266,453      1.7
                                                                                      ------------  ------------  -------

                                                      Total Long-Term Investments in
                                                      Brazil                           309,857,655   363,755,245     39.6
                                                                                      ============  ============  =======

Chile              Telecommunications    603,496     Compania de Telecomunicaciones
                                                     de Chile S.A. (ADR)(1)             14,393,167    18,142,599      2.0
                                         428,000     Quinenco S.A. (ADR)(1)              7,704,000     6,955,000      0.7
                                                                                      ------------  ------------  -------
                                                                                        22,097,167    25,097,599      2.7

                   Utilities              75,000     Distribuidora Chilectra
                                                     Metropolitana S.A. (ADR)(1)         1,263,750     2,312,415      0.2
                                       3,724,465     Empresa Nacional de Electricidad
                                                     S.A. (ENDESA)                       2,032,168     2,692,709      0.3
                                       2,057,425     Enersis S.A.                          930,264     1,418,109      0.2
                                         152,900     Enersis S.A. (ADR)(1)               3,878,773     5,437,506      0.6
                                                                                      ------------  ------------  -------
                                                                                         8,104,955    11,860,739      1.3
                                                                                      ------------  ------------  -------

                                                     Total Long-Term Investments in
                                                     Chile                              30,202,122    36,958,338      4.0
                                                                                      ============  ============  =======

Colombia           Banking             1,463,334     Banco de Bogota S.A.                7,257,506     8,604,179      0.9
                                          83,600     Banco Ganadero S.A. (Preferred)
                                                     (ADR) (1)                           2,026,555     2,246,750      0.3
                                                                                      ------------  ------------  -------
                                                                                         9,284,061    10,850,929      1.2

                   Beverages &
                   Tobacco               488,354     La Compania Cervecera Bavaria
                                                     S.A.                                2,831,026     4,369,593      0.5

                   Merchandising       1,485,966     Gran Cadena de Almacenes
                                                     Colombianos S.A. (CADENALCO)        4,043,018     1,167,499      0.1
                                          36,400     Gran Cadena de Almacenes
                                                     Colombianos S.A. (CADENALCO)
                                                     (ADR) (1)                             611,250       330,152      0.0
                                                                                      ------------  ------------  -------
                                                                                         4,654,268     1,497,651      0.1
                                                                                      ------------  ------------  -------

                                                     Total Long-Term Investments in
                                                     Colombia                           16,769,355    16,718,173      1.8
                                                                                      ============  ============  =======

Mexico             Banking             4,480,700     Grupo Financiero Banamex --
                                                     Accival, S.A. de C.V. 'B'
                                                     (Banacci)                          10,804,887    12,020,406      1.3
                                          63,000     Grupo Financiero Banamex --
                                                     Accival, S.A. de C.V. 'L'
                                                     (Banacci)                             140,485       141,855      0.0
                                       9,305,000     Grupo Financiero Bancomer,
                                                     S.A. de C.V. 'B' (Ordinary)         2,549,692     5,686,921      0.6
                                                                                      ------------  ------------  -------
                                                                                        13,495,064    17,849,182      1.9

                   Beverages             447,554     Panamerican Beverages Inc.
                                                     (Class A)                           8,279,749    13,454,592      1.5

                   Beverages &
                   Tobacco             2,183,350     Fomento Economico Mexicano,
                                                     S.A. de C.V. (Femsa) (ADR)(1)       6,402,480    14,959,659      1.6
                                       1,679,000     Fomento Economico Mexicano,
                                                     S.A. de C.V. (Femsa) (Ordinary)
                                                     'B'                                 4,255,011    11,644,120      1.3
                                                                                      ------------  ------------  -------
                                                                                        10,657,491    26,603,779      2.9

                   Building
                   Materials           1,206,097     Apasco, S.A. de C.V. 'A'            4,514,557     9,000,724      1.0
                                       2,661,000     Cementos Mexicanos, S.A. de C.V.
                                                     'B' (Cemex)                        11,225,515    14,756,704      1.6
                                         871,300     Cementos Mexicanos, S.A. de C.V.
                                                     'B' (Cemex)(ADR)(1)                 7,598,980     9,584,300      1.0
                                                                                      ------------  ------------  -------
                                                                                        23,339,052    33,341,728      3.6

                   Chemicals             190,737     Desc, S.A. de C.V. (ADR)(1)         4,023,170     6,342,005      0.7
                   Construction/
                   Housing                59,650     Bufete Industrial, S.A. de C.V.
                                                     (ADR)(1)                            1,220,171     1,245,194      0.1
                   Diversified         1,240,000     Alfa, S.A. de C.V. (Class A)       10,234,486     9,684,509      1.1
                   Financial Services     63,052     Grupo Financiero Bancomer, S.A.
                                                     de C.V. (Series L)                     22,760        31,640      0.0
                   Health &
                   Personal Care       1,515,980     Kimberly-Clark de Mexico, S.A.
                                                     de C.V. 'A'                         3,994,088     6,787,970      0.7

                   Merchandising       1,381,799     Cifra, S.A. de C.V. 'A'             1,390,187     2,542,425      0.3
                                         250,000     Cifra, S.A. de C.V. 'B' (ADR)(1)      338,325       465,000      0.1
                                      11,006,850     Cifra, S.A. de C.V. 'C'            12,380,515    19,657,112      2.1
                                                                                      ------------  ------------  -------
                                                                                        14,109,027    22,664,537      2.5

                   Multi-Industry         31,179     Grupo Carso, S.A. de C.V. 'A'
                                                     (ADR)(1)                              347,491       424,814      0.1
                                       3,594,126     Grupo Carso, S.A. de C.V. 'A1'     21,837,646    25,064,543      2.7
                                                                                      ------------  ------------  -------
                                                                                        22,185,137    25,489,357      2.8

                   Telecommunications  1,190,712     Grupo Televisa, S.A. de C.V.
                                                     (GDR)(2)                           32,623,640    38,846,979      4.3
                                       1,426,392     Telefonos de Mexico, S.A. de
                                                     C.V. (ADR)(1)                      60,243,417    65,435,733      7.1
                                                                                      ------------  ------------  -------
                                                                                        92,867,057   104,282,712     11.4
                                                                                      ------------  ------------  -------

                                                     Total Long-Term Investments in
                                                     Mexico                            204,427,252   267,777,205     29.2
                                                                                      ============  ============  =======

Peru               Financial Services    409,269     Credicorp Ltd. S.A.                 6,250,803     8,620,228      0.9

                   Food & Household
                   Products            2,885,636     Consorcio Alimentos Fabril
                                                     Pacifico S.A.                       5,303,100     3,700,929      0.4

                   Metals --
                   Non-Ferrous           350,100     Compania de Minas Buenaventura
                                                     S.A. (ADR)(1)                       5,976,051    6,476,850       0.7
                                         910,102     Minsur Sociedad Limitada S.A.
                                                     (T Shares)                          2,575,220    3,110,345       0.4
                                                                                      ------------  ------------  -------
                                                                                         8,551,271     9,587,195      1.1

                                                     Total Long-Term Investments in
                                                     Peru                               20,105,174    21,908,352      2.4
                                                                                      ============  ============  =======

Venezuela          Building Materials    771,285     Corporacion Venezolana de
                                                     Cementos I, S.A.C.A.                  559,240     1,840,794      0.2
                                         359,139     Corporacion Venezolana de
                                                     Cementos II, S.A.C.A.                 307,742       846,292      0.1
                                                                                      ------------  ------------  -------
                                                                                           866,982     2,687,086      0.3

                   Food & Household
                   Products           22,907,438     Mavesa S.A.                         2,037,878     4,475,280      0.5

                   Metals & Steel     10,543,332     Siderurgica Venezolana Sivensa,
                                                     S.A.I.C.A. -- S.A.C.A.              2,675,288     5,627,244      0.6

                   Telecommunications    643,750     Compania Anonima Nacional
                                                     Telefonos de Venezuela (CANTV)
                                                     (ADR)(1)                           22,198,519    26,554,688      2.9

                   Utilities          14,736,680     C.A. La Electricidad de Caracas
                                                     S.A.I.C.A. -- S.A.C.A.             17,725,901    24,961,326      2.7
                                                                                      ------------  ------------  -------

                                                     Total Long-Term Investments in
                                                     Venezuela                          45,504,568    64,305,624      7.0
                                                                                      ============  ============  =======

                                                     Total Long-Term Investments in
                                                     Latin America                     707,219,987   875,302,059     95.3
                                                                                      ============  ============  =======


                                     Face Amount             Short-Term Investments

United States     Commercial Paper*  US$29,327,000   General Motors Acceptance Corp.,
                                                     5.69% due 9/02/1997                29,313,094    29,313,094      3.2

                  US Government
                  Agency                 1,548,000   Federal Home Loan Banks, 5.48%
                  Obligations*                       due 9/02/1997                       1,547,293     1,547,293      0.1
                                                                                      ------------  ------------  -------

                                                     Total Short-Term Investments       30,860,387    30,860,387      3.3
                                                                                      ============  ============  =======

                  Total Investments                                                   $738,080,374   906,162,446     98.6
                                                                                      ============

                  Other Assets Less
                  Liabilities                                                                         12,483,733      1.4
                                                                                                    ------------  -------

                  Net Assets                                                                        $918,646,179    100.0%
                                                                                                    ============  =======

                  Net Asset Value:     Class A -- Based on net assets of $88,701,339
                                       and 5,281,427 shares outstanding                                   $16.79
                                                                                                    ============
                                       Class B -- Based on net assets of $638,546,175
                                       and 39,042,179 shares outstanding                                  $16.36
                                                                                                    ============
                                       Class C -- Based on net assets of $42,416,751
                                       and 2,597,873 shares outstanding                                   $16.33
                                                                                                    ============
                                       Class D -- Based on net assets of $148,981,914
                                       and 8,909,389 shares outstanding                                   $16.72
                                                                                                    ============

                 * Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
               (1) American Depositary Receipts (ADR).
               (2) Global Depositary Receipts (GDR).




PORTFOLIO INFORMATION

As of August 31, 1997

                                                          Percent of
Ten Largest Equity Holdings                               Net Assets

Telecomunicacoes Brasileiras S.A. -- Telebras*               7.1%
Telefonos de Mexico, S.A. de C.V. (ADR)                      7.1
Yacimientos Petroliferos Fiscales S.A. (YPF)(ADR)            4.6
Grupo Televisa, S.A. de C.V. (GDR)                           4.3
Petroleo Brasileiro S.A. (Preferred)                         4.0
Fomento Economico Mexicano, S.A. de C.V. (Femsa)*            2.9
Compania Anonima Nacional Telefonos de Venezuela
  (CANTV)(ADR)                                               2.9
Grupo Carso, S.A. de C.V.*                                   2.8
Companhia Cervejaria Brahma S.A. PN (Preferred)*             2.8
C.A. La Electricidad de Caracas S.A.I.C.A. -- S.A.C.A.       2.7

* Includes combined holdings.


                                                          Percent of
Ten Largest Industries                                    Net Assets

Telecommunications                                          26.4%
Utilities                                                   12.1
Banking                                                      8.2
Beverages & Tobacco                                          6.2
Metals & Steel                                               6.1
Energy Sources                                               6.0
Multi-Industry                                               4.8
Oil & Gas Producers                                          4.6
Building Materials                                           3.9
Merchandising                                                2.8



EQUITY PORTFOLIO CHANGES

For the Quarter Ended August 31, 1997

Additions

  Alfa, S.A. de C.V. (Class A)
  Companhia Cervejaria Brahma S.A. PN
  (Preferred) (ADR)
  Companhia Paranaense de Energia S.A.
  (Copel) (ADR)
  Corporacion Venezolana de Cementos II,
     S.A.C.A.
  Empresa Nacional de Comercio S.A.
  Espirito Santo Centrais Eletricas S.A.
  (Escelsa)
  Nortel Inversora S.A. (ADR)
  Quinenco S.A. (ADR)

* TV Azteca, S.A. de C.V. (ADR)
  Telecomunicacoes de Minas Gerais S.A. --
  TELEMIG (Class B)(Preferred)


Deletions

  Banco Nacional S.A. PN (Preferred)
  Centrais Eletricas Brasileiras S.A.
  (Eletrobras)'B' (Preferred)
  Companhia Fabricadora de Pecas S.A.
  (COFAP)(Preferred)
  Santa Isabel S.A.
  Santa Isabel S.A. (ADR)
  Sears Roebuck de Mexico, S.A. de C.V.
  'B' (ADR)
  Supermercados Unimarc S.A.
* TV Azteca, S.A. de C.V. (ADR)
  Telecomunicacoes Brasileiras S.A. --
  Telebras (Preferred)

* Added and deleted in the same quarter.